Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
NOTE 14	Income Taxes

The provision for income taxes includes income taxes currently payable and those deferred because of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities.

The components of income tax expense included in the Consolidated Statements of Income were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Current income tax expense:
Federal	$69,838	98,153	83,518
State	2,949	2,572	4,666
Foreign	12,637	14,092	12,922

Total current income tax expense	85,424	114,817	101,106

Deferred income tax expense (benefit):
Federal	27,447	1,395	3,126
State	(55)	411	61
Foreign	(447)	(1,521)	(1,696)

Total deferred income tax expense	26,945	285	1,491

Total income tax expense	$112,369	115,102	102,597

	Years Ended December 31,
(in thousands)	2013	2012	2011
Components of income before income tax expense:
Domestic	$327,801	320,581	279,416
Foreign	28,118	34,273	37,135

Total income before income tax expense	$355,919	354,854	316,551

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Computed “expected” income tax expense	$124,572	124,199	110,793
Increase (decrease) in income tax expense resulting from:
International tax rate differential	3,228	2,781	1,831
State income tax expense, net of federal income tax effect	3,495	2,143	3,164
Increase in valuation allowance	549	193	3,773
Tax credits	(6,148)	(3,762)	(9,044)
Deduction for domestic production activities	(8,225)	(5,727)	(5,524)
Permanent differences and other, net	(5,102)	(4,725)	(2,396)

Total income tax expense	$112,369	115,102	102,597

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability as of December 31, 2013 and 2012 relate to the following:

(in thousands)	2013	2012
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$30,872	24,405
Allowances for doubtful accounts and billing adjustments	728	644
Deferred revenue	20,111	18,645
Other, net	45,705	41,348

Total deferred income tax assets	97,416	85,042
Less valuation allowance for deferred income tax assets	(19,949)	(19,400)

Net deferred income tax assets	77,467	65,642

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(45,709)	(36,682)
Computer software development costs	(55,074)	(39,637)
Purchase accounting adjustments	(168,689)	(4,514)
Foreign currency translation	(10,291)	(8,574)
Other, net	(5,821)	(9,150)

Total deferred income tax liabilities	(285,584)	(98,557)

Net deferred income tax liabilities	$(208,117)	(32,915)

Total net deferred tax assets (liabilities):
Current	$14,770	9,825
Noncurrent	(222,887)	(42,740)

Net deferred income tax liability	$(208,117)	(32,915)

As of December 31, 2013, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carryforwards of $18.2 million, $1.9 million and $10.8 million, respectively. As of December 31, 2012, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carry forwards of $13.4 million, $1.9 million and $9.1 million, respectively. Some of the net operating losses and some of the tax credits began expiring in 2012.

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Management believes it is more likely than not that TSYS will realize the benefits of these deductible differences, net of existing valuation allowances. The valuation allowance for deferred tax assets was $19.9 million and $19.4 million as of December 31, 2013 and 2012, respectively. The increase in the valuation allowance for deferred income tax assets was $0.5 million for 2013. The increase in the valuation allowance for deferred income tax assets was $0.2 million for 2012. The increase relates to foreign losses and state tax credits which, more likely than not, will not be realized in later years.

TSYS has adopted the permanent reinvestment exception under ASC 740, “Income Taxes,” with respect to future earnings of certain foreign subsidiaries. As a result, TSYS considers foreign earnings related to these foreign operations to be permanently reinvested. No provision for U.S. federal and state incomes taxes has been made in the consolidated financial statements for those non-U.S. subsidiaries whose earnings are considered to be reinvested. The amount of undistributed earnings considered to be “reinvested” which may be subject to tax upon distribution was approximately $79.0 million as of December 31, 2013. Although TSYS does not intend to repatriate these earnings, a distribution of these non-U.S. earnings in the form of dividends, or otherwise, would subject the Company to both U.S. federal and state income taxes, as adjusted for non-U.S. tax credits, and withholding taxes payable to the various non-U.S. countries. Determination of the amount of any unrecognized deferred income tax liability on these undistributed earnings is not practicable.

TSYS is the parent of an affiliated group that files a consolidated U.S. federal income tax return and most state and foreign income tax returns on a separate entity basis. In the normal course of business, the Company is subject to examinations by these taxing authorities unless statutory examination periods lapse. TSYS is no longer subject to U.S. federal income tax examinations for years before 2009 and with few exceptions, the Company is no longer subject to income tax examinations from state and local or foreign tax authorities for years before 2005. There are currently federal income tax examinations in progress for the years 2009 and 2010 for a subsidiary which was acquired this year. Additionally, a number of tax examinations are in progress by the relevant state tax authorities. Although TSYS is unable to determine the ultimate outcome of these examinations, TSYS believes that its recorded liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

TSYS adopted the provisions of ASC 740 on January 1, 2007 which prescribes a recognition threshold and measurement attribute for the financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2013, TSYS decreased its liability for prior year uncertain income tax positions as a discrete item by a net amount of approximately $6.3 million (net of the federal tax effect). This decrease resulted from refunds received and TSYS reassessing its tax positions. The Company is not able to reasonably estimate the amount by which the liability will increase or decrease over time; however, at this time, the Company does not expect any significant changes related to these obligations within the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows [1]:

(in millions)	Year Ended December 31, 2013
Beginning balance	$9.0
Current activity:
Additions based on tax positions related to current year	0.7
Additions for tax positions of prior years	1.5
Reductions for tax positions of prior years	(6.0)
Settlements	(2.5)

Net, current activity	(6.3)
Ending balance	$2.7

1	Unrecognized state tax liabilities are not adjusted for the federal tax impact.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income. Gross accrued interest and penalties on unrecognized tax benefits totaled $0.3 million and $0.9 million as of December 31, 2013 and December 31, 2012, respectively. The total amounts of unrecognized income tax benefits as of December 31, 2013 and December 31, 2012 that, if recognized, would affect the effective tax rates are $2.8 million and $8.8 million (net of the federal benefit on state tax issues), respectively, which includes interest and penalties of $0.2 million and $0.7 million, respectively.